Shareholder Report, Average Annual Return (Details)	10 Months Ended
Jan. 31, 2025
C000248158 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	5.69%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	17.27%